Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Women's Leadership ETF	Nov. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 15, 2021
Fidelity Women's Leadership ETF
Bar Chart Table:
Annual Return 2022	(18.96%)